INVENTORIES	Jun. 13, 2022
Inventory Disclosure [Abstract]
INVENTORIES

3.	INVENTORIES

Inventories are stated at the lower of cost (first-in, first-out) or market and consisted of the following:

	March 31, 2022	June 30, 2021
Raw Materials	$1,292,861	$626,255
Work-In-Progress	426,771	453,117
Finished Goods	1,245,588	806,023
Total Inventories	$2,965,220	$1,885,395